Inventories (Details) R in Millions	12 Months Ended
	Jun. 30, 2024 ZAR (R) kg	Jun. 30, 2023 ZAR (R)
Disclosure of products and services [line items]
Final gold in lock-up	R 180	R 138
Work in process, ore stockpiles and finished inventories	1,533	1,095
Consumables at weighted average cost (net of provision)	2,070	2,170
Total inventories	3,783	3,403
Non-current portion of final gold in lock-up included in Other non-current assets	(180)	(138)
Total current portion of inventories	3,603	3,265
Inventory valued at net realisable value1	145	138
Write-downs (reversals of write-downs) of inventories	12	(85)
Provision for slow moving and redundant stock	480	R 492
Changes In Inventories of Gold in process, ore stockpiles and bullion on hand	R 411
Change in gold stock volume | kg	301